Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
401 (k) Plan
EBP, Description of Plan [Line Items]
Nondiscretionary Profit Sharing Contribution Vesting Schedule	Nondiscretionary profit sharing contributions vest under a six-year graduated schedule as presented below:

Years of Service	Vested %
Less than two	0%
Two, but less than three	20%
Three, but less than four	40%
Four, but less than five	60%
Five, but less than six	80%
Six or more	100%